Note 3 - Securities Available For Sale (Tables)	12 Months Ended
Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Available-for-sale Securities [Table Text Block]
(Dollars in thousands)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
December 31, 2013
Mortgage-backed securities:
FHLMC	$2,749	183	0	2,932
FNMA	2,150	131	0	2,281
	4,899	314	0	5,213
Other marketable securities:
U.S. Government agency obligations	103,030	1	(637)	102,394
Corporate preferred stock	700	0	(420)	280
Corporate equity	58	11	0	69
	103,788	12	(1,057)	102,743
	$108,687	326	(1,057)	107,956
December 31, 2012
Mortgage-backed securities:
FHLMC	$5,669	294	0	5,963
FNMA	4,076	301	0	4,377
Collateralized mortgage obligations:
FNMA	80	1	0	81
	9,825	596	0	10,421
Other marketable securities:
U.S. Government agency obligations	75,059	170	(4)	75,225
Corporate preferred stock	700	0	(455)	245
	75,759	170	(459)	75,470
	$85,584	766	(459)	85,891

Contractual Obligation, Fiscal Year Maturity Schedule [Table Text Block]
(Dollars in thousands)	Amortized Cost	Fair Value
Due one year or less	$77,995	77,645
Due after one year through five years	29,903	29,929
Due after five years through ten years	31	33
Due after ten years	758	349
Total	$108,687	107,956

Schedule of Unrealized Loss on Investments [Table Text Block]
(Dollars in thousands)	Less Than Twelve Months			Twelve Months or More			Total
December 31, 2013	# of Investments	Fair Value	Unrealized Losses	# of Investments	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Other marketable securities:
U.S. Government agency obligations	20	$93,390	(637)	0	$0	0	$93,390	(637)
Corporate preferred stock	0	0	0	1	280	(420)	280	(420)
Total temporarily impaired securities	20	$93,390	(637)	1	$280	(420)	$93,670	(1,057)

December 31, 2012
Other marketable securities:
U.S. Government agency obligations	1	$4,996	(4)	0	$0	0	$4,996	(4)
Corporate preferred stock	0	0	0	1	245	(455)	245	(455)
Total temporarily impaired securities	1	$4,996	(4)	1	$245	(455)	$5,241	(459)